Offerings - Offering: 1	Aug. 13, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered | shares	8,050,000
Proposed Maximum Offering Price per Unit | $ / shares	43.15
Maximum Aggregate Offering Price	$ 347,357,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 53,180.44
Offering Note
(1)

Calculated in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”) based on actual offering price. This “Calculation of Registration Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the registrant’s Registration Statement on Form S-3ASR (File No. 333-289538), which was filed on August 12, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. Amount registered includes 1,050,000 shares of Common Stock that may be purchased by the underwriters upon the exercise of their option to purchase additional shares.